DoubleLine Shiller Enhanced CAPE®	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 6.8%
	Affirm, Inc.
6,117,410	Series 2023-X1-A	7.11%	(a)	11/15/2028	6,137,644
3,750,000	Series 2024-A-A	5.61%	(a)	02/15/2029	3,740,339
5,222,143	Series 2024-X1-A	6.27%	(a)	05/15/2029	5,229,220
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94%	(a)	08/15/2046	5,529,609
	Amur Equipment Finance Receivables LLC
4,000,000	Series 2021-1A-D	2.30%	(a)	11/22/2027	3,933,797
	Arivo Acceptance Auto Loan Receivables Trust
160,414	Series 2021-1A-A	1.19%	(a)	01/15/2027	159,747
	Bridgecrest Lending Auto Securitization Trust
6,791,433	Series 2024-1-A2	5.82%		09/15/2026	6,791,084
7,625,000	Series 2024-2-A2	5.78%		02/16/2027	7,624,980
	Business Jet Securities LLC
2,066,590	Series 2021-1A-A	2.16%	(a)	04/15/2036	1,918,172
	CAI International, Inc.
4,939,063	Series 2020-1A-A	2.22%	(a)	09/25/2045	4,498,665
	Castlelake Aircraft Securitization Trust
2,692,296	Series 2019-1A-A	3.97%	(a)	04/15/2039	2,457,326
	College Avenue Student Loans LLC
655,730	Series 2017-A-B	4.50%	(a)	11/26/2046	631,585
	Compass Datacenters LLC
11,250,000	Series 2024-1A-A1	5.25%	(a)	02/25/2049	11,100,459
	Diamond Resorts Owner Trust
1,328,135	Series 2021-1A-C	2.70%	(a)	11/21/2033	1,262,843
	DRB Prime Student Loan Trust
314,132	Series 2017-A-B	3.10%	(a)(b)	05/27/2042	312,497
	Exeter Automobile Receivables Trust
3,165,964	Series 2021-1A-D	1.08%		11/16/2026	3,101,893
10,000,000	Series 2021-1A-E	2.21%	(a)	02/15/2028	9,569,803
5,428,193	Series 2023-5A-A2	6.20%		04/15/2026	5,432,907
	ExteNet LLC
2,490,000	Series 2019-1A-A2	3.20%	(a)	07/25/2049	2,484,536
	Foundation Finance Trust
13,086	Series 2019-1A-A	3.86%	(a)	11/15/2034	13,068
	Genesis Sales Finance Master Trust
10,000,000	Series 2021-AA-C	1.65%	(a)	12/21/2026	9,433,120
	Global Sea Containers Two SRL
2,912,482	Series 2020-1A-A	2.17%	(a)	10/17/2040	2,699,549
	GLS Auto Receivables Trust
8,957,156	Series 2023-4A-A2	6.40%	(a)	12/15/2026	8,976,735
	HERO Funding Trust
720,394	Series 2016-1A-A	4.05%	(a)	09/20/2041	671,269
	Horizon Aircraft Finance Ltd.
15,162,488	Series 2019-2-A	3.43%	(a)	11/15/2039	13,203,600
	Jack in the Box, Inc.
4,368,263	Series 2019-1A-A2II	4.48%	(a)	08/25/2049	4,213,387
	Jimmy Johns LLC
11,287,125	Series 2017-1A-A2II	4.85%	(a)	07/30/2047	10,850,336
	Laurel Road Prime Student Loan Trust
515,396	Series 2017-B-CFX	3.61%	(a)	08/25/2042	497,894
	Lendbuzz Securitization Trust
3,076,565	Series 2022-1A-A	4.22%	(a)	05/17/2027	3,034,051
	Loanpal Solar Loan Ltd.
6,415,919	Series 2020-3GS-A	2.47%	(a)	12/20/2047	5,143,035
4,023,691	Series 2021-1GS-A	2.29%	(a)	01/20/2048	3,239,937
	Mosaic Solar Loans LLC
580,659	Series 2017-1A-A	4.45%	(a)	06/20/2042	556,719

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,716,182	Series 2020-2A-B	2.21%	(a)	08/20/2046	3,885,559
	Navient Student Loan Trust
3,388,164	Series 2018-A-B	3.68%	(a)	02/18/2042	3,233,127
	Pagaya AI Debt Selection Trust
1,949,088	Series 2021-2-NOTE	3.00%	(a)	01/25/2029	1,905,524
3,090,825	Series 2021-5-B	2.63%	(a)	08/15/2029	3,074,854
8,498,998	Series 2021-5-C	3.93%	(a)	08/15/2029	7,881,106
16,647,798	Series 2022-1-B	3.34%	(a)	10/15/2029	16,367,895
3,390,270	Series 2023-5-A	7.18%	(a)	04/15/2031	3,398,191
	Purewest Funding LLC
5,279,230	Series 2021-1-A1	4.09%	(a)	12/22/2036	5,116,760
	Retained Vantage Data Centers Issuer LLC
5,000,000	Series 2023-1A-A2A	5.00%	(a)	09/15/2048	4,834,845
	Santander Drive Auto Receivables LLC
2,537,574	Series 2020-4-D	1.48%		01/15/2027	2,506,502
	Sapphire Aviation Finance Ltd.
13,799,415	Series 2020-1A-A	3.23%	(a)	03/15/2040	12,693,655
	Sierra Timeshare Conduit Receivables Funding LLC
1,103,019	Series 2021-2A-C	1.95%	(a)	09/20/2038	1,035,921
	SOFI Alternative Trust
4,506,698	Series 2021-1-PT1	9.72%	(a)(b)	05/25/2030	4,457,129
5,459,541	Series 2021-2-A	1.25%	(a)	08/15/2030	5,327,425
9,503,116	Series 2021-3-A	1.50%	(a)	11/15/2030	9,230,491
	Start/Bermuda
2,147,276	Series 2018-1-A	4.09%	(a)	05/15/2043	2,041,810
	Taco Bell Corp.
5,895,000	Series 2021-1A-A2I	1.95%	(a)	08/25/2051	5,367,360
	TAL Advantage LLC
2,788,750	Series 2020-1A-A	2.05%	(a)	09/20/2045	2,548,158
	Thunderbolt Aircraft Lease
8,588,909	Series 2018-A-A	4.15%	(a)(c)	09/15/2038	7,745,229
	TIF Funding LLC
2,803,281	Series 2021-1A-A	1.65%	(a)	02/20/2046	2,439,751
	Upgrade Master Pass-Thru Trust
956,486	Series 2021-PT3-A	14.66%	(a)(b)	07/15/2027	860,827
	Upstart Pass-Through Trust Series
646,792	Series 2020-ST5-A	3.00%	(a)	12/20/2026	635,093
1,294,406	Series 2020-ST6-A	3.00%	(a)	01/20/2027	1,268,851
577,223	Series 2021-ST3-A	2.00%	(a)	05/20/2027	572,188
	Westlake Automobile Receivables Trust
9,294,439	Series 2023-4A-A2	6.23%	(a)	01/15/2027	9,311,229
	Willis Lease Finance Corp.
5,783,600	Series 2020-A-A	3.23%	(a)	03/15/2045	5,283,961
	Total Asset Backed Obligations (Cost $280,894,515)				267,473,247
BANK LOANS - 5.1%
	1011778 BC ULC
6,287,930	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		09/23/2030	6,279,975
	Ali Group North America Corp.
6,574,093	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.46%		07/23/2029	6,607,555
	American Builders & Contractors Supply Co., Inc.
2,443,892	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%		01/31/2031	2,451,847
	APi Group DE, Inc.
3,695,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%		01/03/2029	3,697,642
	Aramark Services, Inc.
694,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.19%		01/15/2027	695,494

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
381,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		06/24/2030	382,246
	Asplundh Tree Expert LLC
6,125,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.18%		09/07/2027	6,137,070
	Avantor Funding, Inc.
3,863,860	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.43%		11/08/2027	3,886,135
	Axalta Coating Systems US Holdings, Inc.
4,180,767	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	7.34%		12/20/2029	4,193,331
	Beacon Roofing Supply, Inc.
2,790,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/19/2028	2,803,437
	Berry Global, Inc.
7,116,709	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.19%		07/02/2029	7,128,985
	Buckeye Partners LP
733,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		11/02/2026	735,233
	Calpine Corp.
4,458,840	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/16/2027	4,469,185
2,034,561	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		01/31/2031	2,030,532
319,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		01/31/2031	318,646
	Catalent Pharma Solutions, Inc.
4,369,506	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.44%		02/22/2028	4,372,783
	Cedar Fair LP
1,590,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		05/01/2031	1,589,261
	Clean Harbors, Inc.
1,880,357	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.21%		10/10/2028	1,892,109
	Connect Finco SARL
126,176	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		12/11/2026	124,914
	CPI Holdco B LLC
295,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/19/2031	295,047
	Cyxtera DC Holdings, Inc.
401,916	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%	(d)	05/01/2026	8,038
	Element Solutions, Inc.
3,110,421	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/18/2030	3,118,197
	Energizer Holdings, Inc.
4,279,405	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/22/2027	4,295,474
	FleetCor Technologies Operating Co. LLC
6,100,212	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.19%		05/01/2028	6,110,796
	Flutter Financing BV
6,068,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%		11/29/2030	6,079,021
	Focus Financial Partners LLC
3,723,157	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.83%		06/30/2028	3,724,032
	Gen Digital, Inc.
5,438,434	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	7.08%		09/12/2029	5,426,279
	Generac Power Systems, Inc.
383,133	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.15%		12/14/2026	383,972
	Go Daddy Operating Co. LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
6,550,881	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		11/13/2029	6,568,143
	Grifols Worldwide Operations USA, Inc.
4,239,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.47%		11/15/2027	4,175,562
	HB Fuller Co.
2,887,763	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.33%		02/15/2030	2,893,191
	Hilton Domestic Operating Co., Inc.
2,165,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/08/2030	2,169,655
	ICON Luxembourg Sarl
389,129	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	7.33%		07/03/2028	391,096
1,561,821	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	7.33%		07/03/2028	1,569,716
	IQVIA, Inc.
6,233,675	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%		01/02/2031	6,266,777
	Iron Mountain Information Management LLC
6,865,346	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 1.75%, 0.00% Floor)	7.09%	(e)	01/02/2026	6,863,630
	Iron Mountain, Inc.
6,592,986	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.33%		01/31/2031	6,573,734
	KFC Holding Co.
4,575,107	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.20%		03/15/2028	4,580,003
	Lamar Media Corp.
4,879,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.50%, 0.00% Floor)	6.93%		02/08/2027	4,881,400
	Lions Gate Capital Holdings LLC
310,621	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.69%		03/24/2025	310,699
	Maravai Intermediate Holdings LLC
260,780	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	8.33%		10/19/2027	258,172
	Marriott Ownership Resorts, Inc.
4,770,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.68%		04/01/2031	4,787,888
	Mileage Plus Holdings LLC
1,824,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%		06/21/2027	1,863,380
	NRG Energy, Inc.
5,032,388	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		04/16/2031	5,039,307
	Resideo Funding, Inc.
1,030,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	7.33%		06/13/2031	1,030,005
	Reynolds Consumer Products LLC
6,109,158	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.18%		02/04/2027	6,127,760
	Setanta Aircraft Leasing DAC
2,905,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/06/2028	2,924,667
	SkyMiles IP Ltd.
276,883	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.10%		10/20/2027	283,914
	SMG US Midco 2, Inc.
1,004,125	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%		01/23/2025	1,004,632
366,646	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%		01/23/2025	366,831
	SS&C Technologies, Inc.
3,493,647	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		05/09/2031	3,502,695
	Standard Industries, Inc./NJ

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
5,657,013	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.45%		09/22/2028	5,676,728
	Trans Union LLC
1,168,158	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.18%		11/16/2026	1,168,573
5,795,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%)	7.09%		06/24/2031	5,792,102
	US Foods, Inc.
1,940,313	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.45%		09/14/2026	1,947,676
	Vestis Corp.
1,127,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.70%		02/24/2031	1,123,185
	Vistra Operations Co. LLC
6,279,392	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/20/2030	6,291,512
	Walker & Dunlop, Inc.
2,154,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.68%		12/18/2028	2,154,750
	WMG Acquisition Corp.
6,316,312	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		01/24/2031	6,335,071
	Wyndham Hotels & Resorts, Inc.
6,075,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		05/28/2030	6,089,762
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.94%		04/28/2028	227,673
	Total Bank Loans (Cost $199,781,254)				200,477,125
COLLATERALIZED LOAN OBLIGATIONS - 13.2%
	37 Capital CLO
27,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	10/15/2034	27,113,686
	Allegro CLO Ltd.
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	0.00%	(a)	07/24/2037	10,000,000
	Anchorage Capital CLO Ltd.
23,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	10/15/2034	23,026,841
	ArrowMark Colorado Holdings
16,373,970	Series 2018-9A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.71%	(a)	07/15/2031	16,404,036
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	7.24%	(a)	07/26/2031	2,007,536
	Battalion CLO Ltd.
29,500,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.73%	(a)	04/24/2034	29,532,409
10,000,000	Series 2021-20A-A (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.77%	(a)	07/15/2034	10,034,750
	Bridge Street CLO Ltd.
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.82%	(a)	07/20/2034	10,511,867
	Carval Clo X-C Ltd./Jersey
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	0.00%	(a)	07/20/2037	4,000,000
	CBAM Ltd.
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.77%	(a)	07/17/2034	4,511,824
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.82%	(a)	10/18/2034	10,366,481
	CIFC Funding Ltd.
1,800,000	Series 2014-5A-BR2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.38%	(a)	10/17/2031	1,800,090
	CQS US CLO
25,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	25,129,993
11,000,000	Series 2021-1A-B (3 mo. Term SOFR + 2.14%, 1.88% Floor)	7.47%	(a)	01/20/2035	11,071,779
	Dryden Senior Loan Fund
25,000,000	Series 2020-85A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	10/15/2035	25,023,723

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Halcyon Loan Advisors Funding Ltd.
68,357	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	9.39%	(a)(f)	08/01/2025	43,412
	Hayfin US
6,227,245	Series 2018-8A-A (3 mo. Term SOFR + 1.38%, 1.12% Floor)	6.71%	(a)	04/20/2031	6,233,854
6,500,000	Series 2018-8A-B (3 mo. Term SOFR + 1.74%, 1.48% Floor)	7.07%	(a)	04/20/2031	6,510,499
	Jamestown CLO Ltd.
15,000,000	Series 2016-9A-A1RR (3 mo. Term SOFR + 1.50%, 1.24% Floor)	6.83%	(a)	07/25/2034	15,044,813
	LCM LP
8,120,385	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	10/15/2031	8,123,697
	Logan CLO
14,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.05%, 2.05% Floor)	7.37%	(a)	04/21/2035	14,116,560
	Marble Point CLO
29,500,000	Series 2020-1A-A (3 mo. Term SOFR + 1.56%, 1.30% Floor)	6.89%	(a)	04/20/2033	29,593,447
25,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	07/25/2034	25,005,000
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	6.82%	(a)	10/17/2034	23,049,857
	MKS CLO Ltd.
6,554,444	Series 2017-1A-AR (3 mo. Term SOFR + 1.26%, 1.00% Floor)	6.59%	(a)	07/20/2030	6,556,038
3,383,043	Series 2017-2A-A (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.78%	(a)	01/20/2031	3,385,927
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	04/28/2034	10,030,816
	Nassau Global Credit LLC
17,127,235	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	6.74%	(a)	07/15/2031	17,168,193
	Sandstone Peak Ltd.
14,000,000	Series 2021-1A-A1 (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	10/15/2034	14,041,318
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/15/2034	25,017,500
	Steele Creek CLO Ltd.
11,000,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.39%	(a)	04/15/2032	11,011,378
18,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/15/2032	18,055,215
9,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	7.44%	(a)	07/15/2032	9,032,010
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	01/18/2035	20,094,594
	Venture CDO Ltd.
9,798,706	Series 2018-34A-A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.82%	(a)	10/15/2031	9,840,836
	Wellfleet CLO Ltd.
15,990,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	07/15/2034	16,057,342
	Whitebox CLO Ltd.
25,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	10/15/2034	25,031,500
	Total Collateralized Loan Obligations (Cost $522,035,551)				523,578,821
FOREIGN CORPORATE BONDS - 5.5%
1,509,300	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	1,264,847
324,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	324,130
3,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	3,057,293
1,600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,517,419
2,100,000	Adaro Indonesia PT	4.25%		10/31/2024	2,083,610
3,309,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	3,385,722
3,603,325	AI Candelaria Spain SA	7.50%		12/15/2028	3,542,038
508,000	Algonquin Power & Utilities Corp.	5.37%	(c)	06/15/2026	505,785
400,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	359,818
3,585,000	Avolon Holdings Funding Ltd.	2.13%	(a)	02/21/2026	3,371,426
4,150,000	BAE Systems PLC	5.00%	(a)	03/26/2027	4,120,676
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%		04/21/2025	3,030,405
1,850,000	Banco Continental SAECA	2.75%		12/10/2025	1,759,364
1,850,000	Banco Continental SAECA	2.75%	(a)	12/10/2025	1,759,364
2,400,000	Banco de Bogota SA	6.25%		05/12/2026	2,366,405
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	186,167
5,700,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	(a)	09/30/2031	5,305,770

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,100,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	2,033,852
1,350,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	1,306,922
4,250,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	4,130,287
1,700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	1,768,517
3,580,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	3,460,518
1,728,000	Bank of Montreal	1.50%		01/10/2025	1,691,105
1,698,000	Bank of Nova Scotia	4.75%		02/02/2026	1,680,893
2,080,000	BAT Capital Corp.	2.79%		09/06/2024	2,066,812
1,485,000	BAT International Finance PLC	1.67%		03/25/2026	1,391,892
3,730,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 3.00%)	5.35%		11/12/2029	3,690,407
800,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	729,649
200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	197,895
2,715,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2026	2,720,125
1,705,000	BMW US Capital LLC (SOFR + 0.62%)	5.96%	(a)	08/11/2025	1,710,019
3,505,000	BPCE SA	2.38%	(a)	01/14/2025	3,436,356
4,300,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%		01/23/2081	4,307,246
600,000	BRF GmbH	4.35%		09/29/2026	572,905
1,000,000	Camposol SA	6.00%		02/03/2027	863,210
2,125,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	2,089,478
3,416,000	Canadian Pacific Railway Co.	1.35%		12/02/2024	3,354,401
1,000,000	Cemex SAB de CV	5.45%		11/19/2029	983,174
5,545,580	Chile Electricity PEC SpA	0.00%	(a)	01/25/2028	4,450,328
2,100,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	2,031,736
700,000	Comision Federal de Electricidad	4.75%		02/23/2027	681,099
3,307,000	Commonwealth Bank of Australia (SOFR + 0.40%)	5.75%	(a)	07/07/2025	3,309,101
3,000,000	Cosan Luxembourg SA	7.00%		01/20/2027	2,998,812
2,000,000	Credicorp Ltd.	2.75%		06/17/2025	1,943,075
2,095,000	Daimler Truck Finance North America LLC	1.63%	(a)	12/13/2024	2,058,235
1,400,000	Daimler Truck Finance North America LLC	5.15%	(a)	01/16/2026	1,393,020
4,750,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	4,464,404
1,754	Digicel Group Holdings Ltd.	0.00%	(a)(f)	12/31/2030	1,743
20,426	Digicel Group Holdings Ltd.	0.00%	(a)(f)	12/31/2030	20,293
293,954	Digicel Group Holdings Ltd.	0.00%	(a)(f)	12/31/2030	59,737
199,263	Digicel Group Holdings Ltd.	0.00%	(a)(f)	12/31/2030	4,719
3,500,000	Ecopetrol SA	5.38%		06/26/2026	3,431,302
959,811	Empresa Electrica Angamos SA	4.88%		05/25/2029	867,726
1,551,080	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,512,115
1,500,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,294,313
3,406,000	Enbridge, Inc.	2.50%		02/14/2025	3,338,267
588,000	Enel Finance International NV	5.13%	(a)	06/26/2029	578,973
2,202,941	Fenix Power Peru SA	4.32%		09/20/2027	2,114,705
950,000	Freeport Indonesia PT	4.76%	(a)	04/14/2027	935,132
2,000,000	Freeport Indonesia PT	4.76%		04/14/2027	1,968,698
4,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	4,317,319
1,515,240	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	1,420,636
3,351,000	Glencore Funding LLC	4.00%	(a)	04/16/2025	3,305,731
110,000	Glencore Funding LLC	1.63%	(a)	09/01/2025	104,959
2,680,000	Glencore Funding LLC (SOFR + 1.06%)	6.41%	(a)	04/04/2027	2,681,067
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%	(e)	04/16/2029	1,394,100
2,000,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	1,971,796

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,939,933	Guara Norte Sarl	5.20%		06/15/2034	2,711,586
299,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	(a)	06/01/2028	296,281
1,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	932,053
2,836,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,852,307
650,000	InRetail Shopping Malls	5.75%		04/03/2028	639,081
750,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	700,241
169,680	Interoceanica IV Finance Ltd. Series 2007	0.00%		11/30/2025	161,832
35,034	Invepar Holdings	0.00%	(d)(f)	12/30/2028	–
3,500,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	3,383,954
500,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	3.00%		02/02/2029	446,381
1,850,000	JDE Peet’s NV	0.80%	(a)	09/24/2024	1,824,779
608,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	540,600
1,386,592	LLPL Capital Pte Ltd.	6.88%		02/04/2039	1,397,804
1,690,000	Macquarie Bank Ltd. (SOFR + 1.20%)	6.53%	(a)	12/07/2026	1,711,206
3,315,000	Magna International, Inc.	5.05%		03/14/2029	3,314,947
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	396,511
4,400,000	MEGlobal Canada ULC	5.00%	(a)	05/18/2025	4,361,618
1,391,132	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,364,582
810,000	Millicom International Cellular SA	6.63%		10/15/2026	809,780
2,565,000	Millicom International Cellular SA	5.13%		01/15/2028	2,421,829
3,440,260	Minejesa Capital BV	4.63%		08/10/2030	3,306,556
1,227,000	Minerva Luxembourg SA	5.88%		01/19/2028	1,197,075
4,245,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	4,191,369
1,715,000	Mizuho Financial Group, Inc. (SOFR + 0.96%)	6.30%		05/22/2026	1,722,482
632,461	Mong Duong Finance Holdings BV	5.13%		05/07/2029	601,644
800,000	Multibank, Inc.	7.75%	(a)	02/03/2028	801,608
2,522,560	MV24 Capital BV	6.75%		06/01/2034	2,411,866
2,800,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,803,640
2,750,000	Nutrien Ltd.	4.90%		03/27/2028	2,718,844
1,723,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.40%		06/01/2027	1,685,709
1,993,000	Orazul Energy Peru SA	5.63%		04/28/2027	1,892,553
4,500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	4,303,966
200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	(a)	09/10/2030	191,287
1,340,236	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,334,069
1,500,000	Reliance Industries Ltd.	4.13%		01/28/2025	1,487,065
1,725,000	Royal Bank of Canada (SOFR + 0.53%)	5.87%		01/20/2026	1,727,392
1,650,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,555,912
3,300,000	Sociedad Quimica y Minera de Chile SA	4.38%		01/28/2025	3,275,170
556,000	Solvay Finance America LLC	5.65%	(a)	06/04/2029	559,987
850,000	Southern Copper Corp.	3.88%		04/23/2025	837,037
1,980,000	Suzano International Finance BV	4.00%		01/14/2025	1,959,226
1,500,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,465,770
1,679,000	Toronto-Dominion Bank/The	0.70%		09/10/2024	1,662,906
560,000	Transportadora de Gas del Peru SA	4.25%		04/30/2028	541,783
4,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	4,410,330
2,520,000	Westpac Banking Corp. (SOFR + 0.72%)	6.06%		11/17/2025	2,534,103
	Total Foreign Corporate Bonds (Cost $220,838,899)				218,225,764
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.6%
3,200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	2,853,237
1,000,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	956,400
1,030,784	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	773,088

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,500,000	Colombia Government International Bond	4.50%		01/28/2026	4,414,610
2,400,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	2,376,629
500,000	Korea Hydro & Nuclear Power Co. Ltd.	1.25%	(a)	04/27/2026	465,012
1,072,909	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,057,408
700,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	677,442
200,000	Paraguay Government International Bond	4.70%		03/27/2027	195,519
700,000	Pertamina Persero PT	1.40%		02/09/2026	654,633
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	675,197
1,500,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,549,616
1,000,000	Republic of South Africa Government International Bond	4.88%		04/14/2026	976,806
4,500,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	4,290,232
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $22,514,281)				21,915,829
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.1%
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	7.09%	(a)	04/15/2034	1,723,917
	Arbor Multifamily Mortgage Securities Trust
112,468,497	Series 2021-MF2-XA	1.22%	(a)(b)(g)	06/15/2054	6,309,775
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.59%	(a)(b)(g)	05/15/2053	1,073,784
6,039,701	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.51%	(a)	08/15/2034	6,023,213
550,000	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.78%	(a)	01/15/2037	548,519
6,996,296	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	7.18%	(a)	05/15/2037	7,006,742
	AREIT Trust
2,530,410	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	6.58%	(a)	01/20/2037	2,523,034
	BBCMS Trust
15,176,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	8.76%	(a)	03/15/2037	9,822,435
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	11/15/2034	115,511
29,456,500	Series 2021-C10-XB	1.14%	(b)(g)	07/15/2054	1,747,619
21,205,000	Series 2021-C10-XD	1.82%	(a)(b)(g)	07/15/2054	1,916,349
	BB-UBS Trust
6,264,648	Series 2012-TFT-TE	3.68%	(a)(b)(f)	06/05/2030	5,189,036
	BDS Ltd.
9,058,958	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.80%	(a)	12/16/2036	9,008,155
612,736	Series 2021-FL8-A (1 mo. Term SOFR + 1.03%, 0.92% Floor)	6.37%	(a)	01/18/2036	614,362
4,283,578	Series 2021-FL9-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.52%	(a)	11/16/2038	4,260,926
	Benchmark Mortgage Trust
157,277,074	Series 2020-IG1-XA	0.61%	(b)(g)	09/15/2043	3,190,051
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	7.19%	(a)	07/15/2041	3,004,350
	BHMS Mortgage Trust
165,041,500	Series 2018-ATLS-XCP	0.00%	(a)(b)(g)	07/15/2035	1,650
	BRSP Ltd.
8,109,580	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.60%	(a)	08/19/2038	8,026,424
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	7.05%	(a)	08/19/2038	13,673,204
	BSPRT Co.-Issuer LLC
1,580,516	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.54%	(a)	03/15/2036	1,572,825
8,575,063	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.83%	(a)	02/15/2037	8,552,703
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	8.19%	(a)	09/15/2035	7,533,693
	BX Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
7,904,690	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.37%	(a)	10/15/2037	7,863,830
4,909,000	Series 2024-VLT4-A (1 mo. Term SOFR + 1.49%, 1.49% Floor)	6.81%	(a)	07/15/2029	4,910,803
	Carbon Capital VI Commercial Mortgage Trust
6,029,069	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	10/15/2035	5,251,315
	CFCRE Commercial Mortgage Trust
18,377,077	Series 2016-C4-XA	1.76%	(b)(g)	05/10/2058	382,655
16,201,000	Series 2017-C8-XB	1.06%	(b)(g)	06/15/2050	362,141
	Citigroup Commercial Mortgage Trust
4,155,669	Series 2014-GC25-XA	1.07%	(b)(g)	10/10/2047	292
4,278,476	Series 2015-GC27-XA	1.45%	(b)(g)	02/10/2048	14,876
10,750,000	Series 2015-GC31-C	4.17%	(b)	06/10/2048	7,740,084
17,155,440	Series 2016-GC36-XA	1.36%	(b)(g)	02/10/2049	240,279
3,096,000	Series 2016-P3-A4	3.33%		04/15/2049	2,963,487
11,167,853	Series 2016-P3-XA	1.81%	(b)(g)	04/15/2049	188,788
2,519,000	Series 2016-P4-B	3.38%		07/10/2049	2,189,988
11,726,963	Series 2016-P4-XA	2.05%	(b)(g)	07/10/2049	317,200
10,853,444	Series 2017-P7-XA	1.24%	(b)(g)	04/14/2050	247,896
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,988,822	Series 2016-C1-XA	1.51%	(b)(g)	05/10/2049	254,233
43,822,504	Series 2017-CD3-XA	1.10%	(b)(g)	02/10/2050	892,647
52,112,555	Series 2017-CD4-XA	1.38%	(b)(g)	05/10/2050	1,408,175
	Cold Storage Trust
4,767,504	Series 2020-ICE5-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	6.34%	(a)	11/15/2037	4,751,637
	Commercial Mortgage Pass Through Certificates
1,735,380	Series 2013-CR12-XA	0.74%	(b)(g)	10/10/2046	90
453,190	Series 2014-CR17-XA	0.83%	(b)(g)	05/10/2047	26
14,280,213	Series 2015-CR22-XA	0.95%	(b)(g)	03/10/2048	29,192
28,991,421	Series 2015-CR25-XA	0.94%	(b)(g)	08/10/2048	173,777
33,530,491	Series 2015-CR27-XA	1.05%	(b)(g)	10/10/2048	262,286
7,193,235	Series 2015-DC1-XA	1.07%	(b)(g)	02/10/2048	22,460
4,978,000	Series 2015-LC21-B	4.46%	(b)	07/10/2048	4,818,650
37,967,987	Series 2015-LC21-XA	0.75%	(b)(g)	07/10/2048	132,637
12,319,283	Series 2016-DC2-XA	1.07%	(b)(g)	02/10/2049	124,892
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	7.80%	(a)	09/15/2033	7,916,992
	Computershare Corporate Trust
540,000	Series 2014-LC18-B	3.96%		12/15/2047	530,866
8,416,139	Series 2015-C27-XA	0.94%	(b)(g)	02/15/2048	25,690
47,409,601	Series 2015-C30-XA	1.01%	(b)(g)	09/15/2058	318,085
22,248,477	Series 2015-NXS2-XA	0.72%	(b)(g)	07/15/2058	75,718
10,051,487	Series 2016-C33-XA	1.72%	(b)(g)	03/15/2059	193,776
20,479,661	Series 2016-NXS6-XA	1.73%	(b)(g)	11/15/2049	471,108
64,703,064	Series 2017-C38-XA	1.07%	(b)(g)	07/15/2050	1,360,414
21,530,900	Series 2019-C52-XA	1.74%	(b)(g)	08/15/2052	1,280,229
62,242,397	Series 2021-C59-XA	1.64%	(b)(g)	04/15/2054	4,432,630
5,250,000	Series 2022-ONL-A	3.86%	(a)	12/15/2039	4,770,638
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.69%	(a)(b)(g)	09/15/2037	31,113
	CSAIL Commercial Mortgage Trust
24,151,060	Series 2015-C1-XA	0.94%	(b)(g)	04/15/2050	41,470
2,832,222	Series 2016-C6-XA	2.02%	(b)(g)	01/15/2049	64,171
122,239,365	Series 2021-C20-XA	1.12%	(b)(g)	03/15/2054	5,872,135
	FS Rialto
8,432,903	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.66%	(a)	05/16/2038	8,364,571
8,737,849	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.69%	(a)	11/16/2036	8,728,342
	Granite Point Mortgage Trust, Inc.
3,360,715	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.70%	(a)	07/16/2035	3,324,870
5,126,387	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	6.81%	(a)	12/15/2036	5,034,732
	Great Wolf Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
8,770,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.87%	(a)	03/15/2039	8,765,030
	Greystone Commercial Real Estate Notes
4,580,000	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.46%	(a)	07/15/2039	4,586,902
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	07/15/2039	10,590,132
	GS Mortgage Securities Corp. II
1,729,539	Series 2014-GC24-XA	0.68%	(b)(g)	09/10/2047	85
27,771,449	Series 2015-GC32-XA	0.83%	(b)(g)	07/10/2048	136,569
8,306,365	Series 2015-GS1-XA	0.90%	(b)(g)	11/10/2048	63,949
13,963,646	Series 2016-GS2-XA	1.88%	(b)(g)	05/10/2049	303,758
24,143,024	Series 2016-GS3-XA	1.31%	(b)(g)	10/10/2049	465,251
2,314,000	Series 2018-GS10-WLSD	5.07%	(a)(b)	03/10/2033	175,533
2,893,000	Series 2018-GS10-WLSE	5.07%	(a)(b)	03/10/2033	196,672
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	7.73%	(a)	07/15/2031	1,417,500
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	8.43%	(a)	07/15/2031	840,000
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	9.55%	(a)	07/15/2031	105,000
	GSCG Trust
14,505,000	Series 2019-600C-E	4.12%	(a)(b)(f)	09/06/2034	1,177,680
	JP Morgan Chase Commercial Mortgage Securities
1,804,216	Series 2014-C20-B	4.40%	(b)	07/15/2047	1,713,713
13,617,970	Series 2015-JP1-XA	1.03%	(b)(g)	01/15/2049	127,801
30,604,229	Series 2016-JP4-XA	0.71%	(b)(g)	12/15/2049	317,038
336,000	Series 2018-WPT-CFX	4.95%	(a)	07/05/2033	272,164
4,216,000	Series 2019-UES-C	4.34%	(a)	05/05/2032	3,943,701
4,314,000	Series 2019-UES-D	4.60%	(a)(b)	05/05/2032	4,039,815
5,040,000	Series 2019-UES-E	4.60%	(a)(b)	05/05/2032	4,742,690
5,287,000	Series 2019-UES-F	4.60%	(a)(b)	05/05/2032	4,966,539
5,775,000	Series 2019-UES-G	4.60%	(a)(b)	05/05/2032	5,412,798
6,153,490	Series 2022-NLP-A (1 mo. Term SOFR + 0.60%, 0.60% Floor)	5.93%	(a)	04/15/2037	5,878,502
	JPMBB Commercial Mortgage Securities Trust
44,693	Series 2014-C18-XA	0.43%	(b)(g)	02/15/2047	1
500,000	Series 2014-C23-C	4.60%	(b)	09/15/2047	484,415
14,877,303	Series 2014-C25-XA	0.94%	(b)(g)	11/15/2047	2,480
12,469,782	Series 2015-C29-XA	0.68%	(b)(g)	05/15/2048	44,365
20,853,194	Series 2015-C30-XA	0.56%	(b)(g)	07/15/2048	64,088
8,667,482	Series 2015-C31-XA	0.96%	(b)(g)	08/15/2048	56,079
13,513,492	Series 2015-C32-XA	1.25%	(b)(g)	11/15/2048	90,562
5,380,000	Series 2015-C33-AS	4.02%		12/15/2048	5,188,804
	KREF
6,716,384	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.51%	(a)	02/15/2039	6,636,083
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	7.09%	(a)	02/15/2039	7,649,131
8,506,000	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	6.79%	(a)	02/17/2039	8,481,052
	Ladder Capital Commercial Mortgage Securities LLC
6,367,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	7.24%	(a)	11/15/2038	6,260,009
2,400,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	7.64%	(a)	11/15/2038	2,320,565
	LoanCore
4,851,028	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	6.74%	(a)	07/15/2036	4,828,771
6,461,450	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.74%	(a)	11/15/2038	6,433,724
5,716,204	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.88%	(a)	01/17/2037	5,707,372
	LSTAR Commercial Mortgage Trust
5,989,346	Series 2016-4-XA	1.83%	(a)(b)(g)	03/10/2049	85,355
60,040,461	Series 2017-5-X	0.99%	(a)(b)(g)	03/10/2050	959,657
	Lument Finance Trust, Inc.
7,306,216	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.61%	(a)	06/15/2039	7,317,190
	Med Trust
2,478,107	Series 2021-MDLN-D (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	11/15/2038	2,479,421

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	MF1 Multifamily Housing Mortgage Loan Trust
1,377,964	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.55%	(a)	07/16/2036	1,372,546
2,640,934	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.53%	(a)	10/16/2036	2,630,151
3,768,101	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.69%	(a)	02/19/2037	3,752,707
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	7.09%	(a)	02/19/2037	12,429,526
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.99%	(a)	08/18/2041	7,182,000
	MFT Trust
8,933,000	Series 2020-ABC-D	3.59%	(a)(b)	02/10/2042	4,830,602
	Morgan Stanley Bank of America Merrill Lynch Trust
9,547,795	Series 2012-CKSV-CK	4.30%	(a)(b)	10/15/2030	6,105,410
500,000	Series 2014-C18-C	4.56%	(b)	10/15/2047	482,781
7,513,000	Series 2015-C23-AS	4.00%	(b)	07/15/2050	7,313,669
15,793,566	Series 2016-C28-XA-XA	1.30%	(b)(g)	01/15/2049	185,415
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	8.29%	(a)(f)	12/15/2036	108,780
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	7.59%	(a)	05/15/2036	2,827,151
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	8.24%	(a)	05/15/2036	142,599
	Natixis Commercial Mortgage Securities Trust
9,940,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	8.50%	(a)	06/15/2035	4,231,670
8,191,000	Series 2020-2PAC-AMZ1	3.62%	(a)(b)(f)	01/15/2037	7,291,686
4,742,000	Series 2020-2PAC-AMZ2	3.62%	(a)(b)	01/15/2037	3,910,073
	OPG Trust
4,496,532	Series 2021-PORT-A (1 mo. Term SOFR + 0.60%, 0.48% Floor)	5.93%	(a)	10/15/2036	4,423,950
	Ready Capital Corp.
8,170,532	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.66%	(a)	11/25/2036	8,164,388
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26%	(a)(b)(g)	07/15/2041	2,352,070
	Starwood Property Mortgage Trust
459,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	7.39%	(a)	07/15/2038	448,316
5,605,464	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.65%	(a)	04/18/2038	5,539,347
	TPG Real Estate Finance Issuer Ltd.
11,505,088	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.98%	(a)	02/15/2039	11,430,075
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.48%	(a)	02/15/2039	4,932,920
	UBS Commercial Mortgage Trust
1,500,000	Series 2017-C4-C	4.68%	(b)	10/15/2050	1,295,712
65,693,064	Series 2018-C13-XA	0.93%	(b)(g)	10/15/2051	1,668,065
6,009,000	Series 2018-C8-C	4.84%	(b)	02/15/2051	5,140,271
	VMC Finance LLC
2,342,507	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	7.23%	(a)	02/18/2039	2,338,719
	WF-RBS Commercial Mortgage Trust
2,335,444	Series 2014-C21-XA	0.98%	(b)(g)	08/15/2047	144
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $584,032,714)				439,678,852
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%
	ACE Securities Corp.
4,598,240	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	5.98%		07/25/2036	3,670,805
6,980,037	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.70%		11/25/2036	2,827,820
	Adjustable Rate Mortgage Trust
4,537,549	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	5.72%		03/25/2036	2,636,862
	AJAX Mortgage Loan Trust
3,525,374	Series 2021-C-A	2.12%	(a)(c)	01/25/2061	3,457,046
	American Home Mortgage Investment Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,043,331	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	6.36%		02/25/2044	1,847,952
	Angel Oak Mortgage Trust LLC
2,118,923	Series 2020-2-A1A	2.53%	(a)(b)	01/26/2065	1,950,403
381,019	Series 2020-6-A3	1.78%	(a)(b)	05/25/2065	341,207
6,974,537	Series 2021-7-A1	1.98%	(a)(b)	10/25/2066	5,814,094
	Arroyo Mortgage Trust
843,298	Series 2019-1-A1	3.81%	(a)(b)	01/25/2049	803,622
467,775	Series 2019-2-A2	3.50%	(a)(b)	04/25/2049	444,848
3,587,274	Series 2019-3-A3	3.42%	(a)(b)	10/25/2048	3,332,513
	Banc of America Funding Corp.
952,869	Series 2006-7-T2A1-T2A1	5.88%	(b)	10/25/2036	803,178
9,563,603	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.05%	(a)(f)	09/29/2036	7,187,513
1,878,871	Series 2015-R2-9A2	4.93%	(a)(h)	03/27/2036	1,518,600
	Banc of America Mortgage Securities, Inc.
974,516	Series 2005-I-2A5	4.68%	(b)	10/25/2035	888,844
2,242,229	Series 2007-3-1A1	6.00%		09/25/2037	1,765,800
	BCAP LLC Trust
6,711,985	Series 2009-RR4-7A2	6.00%	(a)(b)	03/26/2037	2,419,497
1,256,534	Series 2012-RR1-3A4	5.50%	(a)(b)(f)	10/26/2035	794,462
	BRAVO Residential Funding Trust
1,980,349	Series 2021-NQM2-A3	1.44%	(a)(b)	03/25/2060	1,841,255
8,000,534	Series 2022-RPL1-A1	2.75%	(a)(b)	09/25/2061	7,143,895
	Citigroup Mortgage Loan Trust, Inc.
1,499,134	Series 2020-EXP1-A1A	1.80%	(a)(b)	05/25/2060	1,355,282
	Citimortgage Alternative Loan Trust
556,814	Series 2007-A5-1A10	5.75%		05/25/2037	486,269
	COLT Funding LLC
111,538	Series 2020-3-A3	2.38%	(a)(b)	04/27/2065	106,581
2,756,077	Series 2021-1R-A1	0.86%	(a)(b)	05/25/2065	2,339,642
4,629,327	Series 2021-5-A1	1.73%	(a)(b)	11/26/2066	3,976,332
5,478,064	Series 2022-2-A1	2.99%	(a)(c)	02/25/2067	5,030,918
	Countrywide Alternative Loan Trust
279,687	Series 2005-23CB-A15	5.50%		07/25/2035	223,554
947,165	Series 2005-28CB-1A6-1A6	5.50%		08/25/2035	792,909
3,899,586	Series 2005-49CB-A6	5.50%		11/25/2035	2,517,432
1,489,242	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	6.20%		12/25/2035	1,278,585
6,815,639	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	6.06%		12/25/2035	5,019,796
7,429,588	Series 2006-16CB-A5	6.00%		06/25/2036	3,976,827
1,436,285	Series 2006-32CB-A21	5.50%		11/25/2036	779,103
2,254,289	Series 2006-34-A6	6.25%		11/25/2046	1,069,808
5,640,643	Series 2006-36T2-1A3	5.75%		12/25/2036	2,149,679
1,351,951	Series 2006-J4-2A9	6.00%		07/25/2036	794,161
1,512,152	Series 2006-J6-A5	6.00%		09/25/2036	723,309
1,967,521	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.64%		09/20/2046	2,009,701
3,534,122	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.64%		03/20/2047	2,842,052
10,825,283	Series 2007-12T1-A11	6.00%		06/25/2037	4,966,488
9,712,060	Series 2007-12T1-A5	6.00%		06/25/2037	4,455,757
285,540	Series 2007-15CB-A7	6.00%		07/25/2037	167,634
4,133,479	Series 2007-8CB-A1	5.50%		05/25/2037	2,144,794
10,573,185	Series 2007-9T1-1A6	6.00%		05/25/2037	5,072,491
	Countrywide Home Loan Mortgage Pass Through Trust
676,599	Series 2005-10-A2	5.50%		05/25/2035	541,467
9,775,616	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	6.00%		02/25/2037	3,755,706
1,550,765	Series 2006-21-A10	5.75%		02/25/2037	662,564
542,671	Series 2007-14-A15	6.50%		09/25/2037	308,748
	Credit Suisse First Boston Mortgage Securities Corp.
2,452	Series 2004-8-6A1	4.50%		11/25/2034	1,939

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
441,130	Series 2005-9-5A9	5.50%		10/25/2035	227,156
	Credit Suisse Management LLC
1,003,958	Series 2005-11-2A1	6.00%		12/25/2035	686,393
50,986	Series 2005-11-8A5	6.00%		12/25/2035	38,388
	Credit Suisse Mortgage Capital Certificates
8,580,231	Series 2009-8R-8A2	6.00%	(a)(b)	03/26/2037	3,092,952
377,798	Series 2011-12R-3A5	5.31%	(a)(b)	07/27/2036	368,018
310,951	Series 2021-JR1-A1	5.47%	(a)(b)	09/27/2066	308,100
16,741,233	Series 2022-NQM1-A1	2.27%	(a)(b)	11/25/2066	14,721,710
	CSMCM Trust
20,093,474	Series 2019-RP10-A1	3.18%	(a)(b)	12/26/2059	20,407,106
	DB US Financial Markets Holding Corp.
316,788	Series 2014-RS1-1A2	6.50%	(a)(b)	07/27/2037	258,629
	Deutsche ALT-A Securities, Inc.
359,773	Series 2006-AB4-A1A	6.01%	(b)	10/25/2036	296,909
6,533,172	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	5.72%		12/25/2036	2,202,317
4,335,165	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	5.84%		12/25/2036	1,382,425
189,426	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.92%		04/25/2047	160,654
	Fannie Mae Connecticut Avenue Securities
4,924,600	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 1.05% Floor)	6.39%	(a)	01/25/2044	4,931,135
	Freddie Mac Structured Agency Credit Risk Debt Notes
8,665,188	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.54%	(a)	05/25/2044	8,690,932
	GCAT
2,721,280	Series 2020-NQM2-A1	1.56%	(a)(c)	04/25/2065	2,527,449
6,549,374	Series 2021-NQM4-A3	1.56%	(a)(b)	08/25/2066	5,347,568
	GSAA Trust
5,170,436	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.94%		12/25/2036	1,779,029
	GSR Mortgage Loan Trust
322,396	Series 2006-2F-3A4	6.00%		02/25/2036	141,580
	Harborview Mortgage Loan Trust
2,124,252	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.93%		03/19/2036	1,931,678
	Impac Secured Assets CMN Owner Trust
682,028	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	6.00%		02/25/2037	604,111
	Indymac Index Mortgage Loan Trust
634,113	Series 2006-AR5-2A1	3.64%	(b)	05/25/2036	577,612
	JP Morgan Alternative Loan Trust
32,468,587	Series 2005-S1-1A4	6.00%		12/25/2035	11,242,355
3,152,035	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	6.14%		04/25/2047	2,986,384
	JP Morgan Mortgage Acquisition Corp.
10,924,801	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.36%		07/25/2036	4,626,308
	JP Morgan Reremic
5,745,527	Series 2014-4-1C	0.00%	(a)(b)(f)	01/26/2036	1,645,334
	Legacy Mortgage Asset Trust
2,529,897	Series 2021-GS1-A1	4.89%	(a)(c)	10/25/2066	2,488,650
	Lehman Mortgage Trust
184,757	Series 2006-1-1A3	5.50%		02/25/2036	87,798
	Lehman XS Trust
8,826,984	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.71%		08/25/2047	7,339,562
	Long Beach Mortgage Loan Trust
15,770,076	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.66%		12/25/2036	5,452,901
9,602,813	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.84%		03/25/2046	3,415,632
	Mastr Adjustable Rate Mortgages Trust
68,549	Series 2006-2-2A1	6.17%	(b)	04/25/2036	34,429

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,335,481	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	6.00%		12/25/2046	1,233,856
	Merrill Lynch Alternative Note Asset
335,599	Series 2007-F1-2A6	6.00%		03/25/2037	116,442
	Merrill Lynch Mortgage Investors, Inc.
1,172,570	Series 2006-AF1-AF2C	6.25%		08/25/2036	462,289
35,033,363	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	5.83%		05/25/2037	9,862,172
4,343,911	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.70%		02/25/2037	1,241,788
6,716,973	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.88%		02/25/2037	1,920,213
	MFRA Trust
4,477,016	Series 2021-NQM2-A3	1.47%	(a)(b)	11/25/2064	3,874,698
	Morgan Stanley Mortgage Loan Trust
222,821	Series 2006-2-7A1	5.47%	(b)	02/25/2036	127,021
	Morgan Stanley Residential Mortgage Loan Trust
418,954	Series 2020-RPL1-A1	5.69%	(a)(b)	10/25/2060	415,797
	Nomura Resecuritization Trust
3,789,367	Series 2015-8R-4A4	4.44%	(a)(b)	11/25/2047	3,096,240
	Onslow Bay Mortgage Loan Trust
410,325	Series 2020-EXP2-A3	2.50%	(a)(b)	05/25/2060	332,603
2,974,486	Series 2021-NQM2-A3	1.56%	(a)(b)	05/25/2061	2,353,998
6,007,646	Series 2022-NQM1-A1	2.31%	(a)(b)	11/25/2061	5,220,139
10,000,000	Series 2024-NQM10-A1	6.18%	(a)(c)	05/25/2064	10,020,841
	Pretium Mortgage Credit Partners LLC
1,814,793	Series 2021-NPL1-A1	5.24%	(a)(c)	09/27/2060	1,809,059
2,716,048	Series 2021-NPL2-A1	4.99%	(a)(c)	06/27/2060	2,682,564
23,614,596	Series 2021-NPL3-A1	1.87%	(a)(c)	07/25/2051	23,195,173
4,467,057	Series 2021-RN1-A1	4.99%	(a)(c)	02/25/2061	4,433,273
4,596,228	Series 2021-RN2-A1	1.74%	(a)(c)	07/25/2051	4,481,902
	PRPM LLC
4,363,881	Series 2021-6-A1	1.79%	(a)(c)	07/25/2026	4,287,337
	RALI Trust
472,796	Series 2006-QS12-2A3	6.00%		09/25/2036	381,180
1,243,566	Series 2007-QS4-3A4	6.00%		03/25/2037	1,018,449
1,548,544	Series 2007-QS4-3A9	6.00%		03/25/2037	1,268,199
1,059,134	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	758,317
674,313	Series 2007-QS9-A33	6.50%		07/25/2037	530,129
	RASC Trust
4,006,385	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	6.04%		08/25/2034	3,840,049
	RBSSP Resecuritization Trust
545,133	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.07%	(a)	04/26/2035	494,494
	Residential Asset Securitization Trust
689,844	Series 2006-A2-A11	6.00%		01/25/2046	275,979
2,099,659	Series 2006-A6-1A4	6.00%		07/25/2036	550,947
	Residential Mortgage Loan Trust
5,213,056	Series 2019-2-M1	3.86%	(a)(b)	05/25/2059	5,085,007
	RFMSI Trust
3,780,982	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	2,713,081
	Securitized Asset Backed Receivables LLC
5,798,987	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	5.56%		10/25/2036	1,923,815
	Soundview Home Equity Loan Trust
1,053,092	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.64%		08/25/2037	1,012,917
	Starwood Mortgage Residential Trust
8,000,000	Series 2020-2-M1E	3.00%	(a)	04/25/2060	7,717,710
	Structured Adjustable Rate Mortgage Loan Trust
1,031,721	Series 2005-22-4A1	5.24%	(b)	12/25/2035	922,225
	VCAT Asset Securitization LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
7,891,209	Series 2021-NPL4-A1	1.87%	(a)(c)	08/25/2051	7,825,918
4,834,701	Series 2021-NPL5-A1	1.87%	(a)(c)	08/25/2051	4,762,827
	Velocity Commercial Capital Loan Trust
2,595,726	Series 2020-1-M2	2.98%	(a)(b)	02/25/2050	2,199,140
2,323,917	Series 2021-1-M2	2.26%	(a)(b)	05/25/2051	1,865,574
1,813,501	Series 2021-2-M2	2.20%	(a)(b)	08/25/2051	1,430,495
	Vericrest Opportunity Loan Transferee
2,981,193	Series 2021-NP10-A1	4.99%	(a)(c)	05/25/2051	2,930,552
4,622,210	Series 2021-NP11-A1	1.87%	(a)(c)	08/25/2051	4,534,619
5,044,524	Series 2021-NPL1-A1	4.89%	(a)(c)	02/27/2051	4,978,803
567,549	Series 2021-NPL2-A1	4.89%	(a)(c)	02/27/2051	559,648
2,572,683	Series 2021-NPL5-A1	5.12%	(a)(c)	03/27/2051	2,552,010
1,654,941	Series 2021-NPL6-A1	5.24%	(a)(c)	04/25/2051	1,653,753
14,459,889	Series 2021-NPL8-A1	5.12%	(a)(c)	04/25/2051	14,335,818
	Verus Securitization Trust
193,236	Series 2020-4-A3	2.32%	(a)(c)	05/25/2065	185,149
1,279,626	Series 2020-INV1-A2	4.04%	(a)(b)	03/25/2060	1,272,311
14,120,922	Series 2021-7-A1	1.83%	(a)(c)	10/25/2066	12,374,549
1,645,263	Series 2021-R1-A3	1.26%	(a)(b)	10/25/2063	1,524,147
7,849,764	Series 2024-3-A1	6.34%	(a)(c)	04/25/2069	7,891,941
	WAMU Asset-Backed Certificates
1,613,527	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	5.63%		07/25/2047	946,015
	WaMu Mortgage Pass Through Certificates
2,395,838	Series 2005-AR4-A5	4.69%	(b)	04/25/2035	2,265,548
2,743,298	Series 2006-AR10-2A1	4.17%	(b)	09/25/2036	2,304,498
9,816,620	Series 2006-AR18-1A1	3.77%	(b)	01/25/2037	8,182,886
	Washington Mutual Alternative Mortgage Pass-Through Certificates
915,557	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	5.50%		10/25/2035	841,375
	Washington Mutual Asset-Backed Certificates
6,062,993	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.48%		10/25/2036	2,077,255
2,226,621	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.48%		10/25/2036	762,867
	Wells Fargo Alternative Loan Trust
465,092	Series 2007-PA5-1A1	6.25%		11/25/2037	395,000
	Wells Fargo Mortgage Backed Securities Trust
1,535,537	Series 2007-15-A1	6.00%		11/25/2037	1,324,554
5,548,673	Series 2007-AR6-A2	6.12%	(b)	10/25/2037	5,196,174
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $523,173,900)				427,874,277
US CORPORATE BONDS - 6.1%
1,635,000	AbbVie, Inc.	2.60%		11/21/2024	1,617,103
795,000	AGCO Corp.	5.45%		03/21/2027	797,129
960,000	American Electric Power Co., Inc.	5.20%		01/15/2029	955,104
3,342,000	American Express Co. (SOFR + 1.00%)	6.34%		02/16/2028	3,358,310
1,710,000	Amgen, Inc.	5.51%		03/02/2026	1,710,337
3,381,000	Ares Capital Corp.	3.88%		01/15/2026	3,265,717
1,973,000	AT&T, Inc.	5.54%		02/20/2026	1,972,972
4,180,000	Athene Global Funding (SOFR + 0.85%)	6.19%	(a)	05/08/2026	4,181,415
1,075,000	Avery Dennison Corp.	0.85%		08/15/2024	1,068,271
2,715,000	Aviation Capital Group LLC	1.95%	(a)	09/20/2026	2,503,088
1,651,000	Boeing Co.	4.88%		05/01/2025	1,633,785
1,842,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.83%		02/20/2026	1,847,579
1,470,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.88%		01/15/2027	1,422,667
1,695,000	Broadcom, Inc.	3.15%		11/15/2025	1,642,787

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,337,000	Brown & Brown, Inc.	4.20%		09/15/2024	3,323,267
3,365,000	Campbell Soup Co.	3.95%		03/15/2025	3,324,756
1,325,000	Campbell Soup Co.	5.20%		03/19/2027	1,327,455
1,634,000	Charles Schwab Corp. (SOFR + 1.05%)	6.39%		03/03/2027	1,650,283
1,010,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%		11/10/2026	1,020,040
1,755,000	Crown Castle, Inc.	4.80%		09/01/2028	1,718,912
1,730,000	CVS Health Corp.	5.00%		02/20/2026	1,717,555
1,762,000	Dell International LLC / EMC Corp.	4.00%		07/15/2024	1,760,799
1,660,000	Dell International LLC / EMC Corp.	5.85%		07/15/2025	1,664,470
1,630,000	Dollar General Corp.	4.15%		11/01/2025	1,599,803
3,027,000	Dollar Tree, Inc.	4.00%		05/15/2025	2,983,995
3,322,000	Edison International	5.45%		06/15/2029	3,322,049
5,073,000	Elevance Health, Inc.	3.50%		08/15/2024	5,057,591
1,925,000	Eli Lilly & Co.	5.00%		02/27/2026	1,925,041
3,340,000	Energy Transfer LP	6.05%		12/01/2026	3,385,063
3,550,000	Entergy Corp.	0.90%		09/15/2025	3,360,113
3,515,000	Equinix, Inc.	1.25%		07/15/2025	3,359,649
1,705,000	Exelon Corp.	5.15%		03/15/2029	1,699,067
3,398,000	Expedia Group, Inc.	6.25%	(a)	05/01/2025	3,403,954
1,341,000	F&G Global Funding	5.88%	(a)	06/10/2027	1,334,629
3,594,000	Ford Motor Credit Co. LLC	7.35%		11/04/2027	3,747,188
1,662,000	Foundry JV Holdco LLC	5.90%	(a)	01/25/2030	1,686,921
1,740,000	General Mills, Inc.	4.00%		04/17/2025	1,717,935
1,375,000	General Mills, Inc.	5.24%		11/18/2025	1,370,445
3,315,000	General Motors Financial Co., Inc.	4.00%		01/15/2025	3,283,222
3,420,000	General Motors Financial Co., Inc.	5.25%		03/01/2026	3,402,869
1,680,000	Georgia Power Co.	5.00%		02/23/2027	1,675,313
2,183,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	6.10%		03/18/2027	2,184,899
3,345,000	HCA, Inc.	5.38%		02/01/2025	3,334,353
2,575,000	Hewlett Packard Enterprise Co.	5.90%		10/01/2024	2,574,866
2,860,000	Hyatt Hotels Corp.	5.75%		01/30/2027	2,889,141
3,415,000	Hyundai Capital America	1.00%	(a)	09/17/2024	3,379,776
1,660,000	Hyundai Capital America	5.30%	(a)	03/19/2027	1,656,379
1,665,000	Icon Investments Six DAC	5.81%		05/08/2027	1,682,144
3,365,000	JPMorgan Chase & Co.	3.90%		07/15/2025	3,314,015
2,910,000	JPMorgan Chase & Co. (SOFR + 0.49%)	0.77%		08/09/2025	2,894,174
2,955,000	JPMorgan Chase & Co. (SOFR + 0.92%)	6.27%		04/22/2028	2,967,982
1,730,000	Kinder Morgan, Inc.	4.30%		06/01/2025	1,708,087
1,735,000	Kinder Morgan, Inc.	5.00%		02/01/2029	1,716,118
1,035,000	Lowe’s Cos., Inc.	4.40%		09/08/2025	1,021,980
1,735,000	McDonald’s Corp.	3.38%		05/26/2025	1,703,715
1,712,000	McDonald’s Corp.	1.45%		09/01/2025	1,638,392
1,730,000	McKesson Corp.	5.25%		02/15/2026	1,728,431
3,055,000	Microchip Technology, Inc.	0.98%		09/01/2024	3,029,269
460,000	Microchip Technology, Inc.	4.25%		09/01/2025	453,030
665,000	Microchip Technology, Inc.	5.05%		03/15/2029	659,820
3,475,000	Morgan Stanley	3.88%		01/27/2026	3,398,432
3,350,000	Motorola Solutions, Inc.	5.00%		04/15/2029	3,325,016
2,330,000	National Securities Clearing Corp.	4.90%	(a)	06/26/2029	2,323,805
1,755,000	New York Life Global Funding	3.60%	(a)	08/05/2025	1,724,550
685,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	682,846
1,690,000	NiSource, Inc.	5.25%		03/30/2028	1,688,725
1,203,000	NiSource, Inc.	5.20%		07/01/2029	1,198,623
2,699,000	Northrop Grumman Corp.	2.93%		01/15/2025	2,661,065
2,610,000	Omnicom Group, Inc. / Omnicom Capital, Inc.	3.65%		11/01/2024	2,591,912
3,385,000	Oracle Corp.	5.80%		11/10/2025	3,402,344
1,605,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	1,620,352
2,800,000	Pacific Gas and Electric Co.	4.95%		06/08/2025	2,775,834

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
710,000	Pacific Gas and Electric Co.	2.10%		08/01/2027	640,920
1,240,000	Packaging Corp. of America	3.65%		09/15/2024	1,233,967
3,020,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.00%	(a)	07/15/2025	2,968,716
3,462,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40%	(a)	07/01/2027	3,369,173
1,010,000	PepsiCo, Inc. (SOFR + 0.40%)	5.74%		11/12/2024	1,010,867
710,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	705,154
3,430,000	Philip Morris International, Inc.	4.88%		02/13/2026	3,404,450
1,515,000	Phillips 66	3.85%		04/09/2025	1,495,328
142,000	Phillips 66	1.30%		02/15/2026	132,989
2,235,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%		06/12/2026	2,237,713
2,510,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	2,554,159
2,335,000	Public Storage Operating Co. (SOFR + 0.70%)	6.05%		04/16/2027	2,343,147
3,367,000	Republic Services, Inc.	2.50%		08/15/2024	3,352,806
3,770,000	Royalty Pharma PLC	1.75%		09/02/2027	3,387,847
3,359,000	Ryder System, Inc.	5.25%		06/01/2028	3,367,043
635,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	633,836
1,368,000	Schlumberger Holdings Corp.	5.00%	(a)	11/15/2029	1,358,183
2,692,000	Simon Property Group LP	2.00%		09/13/2024	2,671,913
3,390,000	Solventum Corp.	5.45%	(a)	02/25/2027	3,387,399
2,385,000	Southern California Edison Co.	4.90%		06/01/2026	2,366,644
1,685,000	Southern Co.	5.15%		10/06/2025	1,677,855
2,370,000	Stryker Corp.	4.85%		12/08/2028	2,352,369
3,360,000	Synchrony Financial	4.25%		08/15/2024	3,352,058
3,402,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	3,371,384
1,682,000	Veralto Corp.	5.50%	(a)	09/18/2026	1,682,730
1,724,000	Viatris, Inc.	1.65%		06/22/2025	1,657,328
3,496,000	VICI Properties LP / VICI Note Co., Inc.	4.25%	(a)	12/01/2026	3,374,404
1,725,000	WEC Energy Group, Inc.	4.75%		01/09/2026	1,707,099
6,265,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.09%)	2.41%		10/30/2025	6,194,482
5,013,000	Wells Fargo & Co. (SOFR + 1.07%)	6.42%		04/22/2028	5,040,018
3,390,000	Welltower OP LLC	4.00%		06/01/2025	3,336,063
1,660,000	Workday, Inc.	3.50%		04/01/2027	1,588,461
3,413,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	3,356,789
	Total US Corporate Bonds (Cost $244,316,849)				243,042,017
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.6%
	Federal Home Loan Mortgage Corp.
4,710,992	Pool SD5219	6.00%		04/01/2054	4,754,618
2,187,526	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	6.00%		11/15/2035	2,180,850
229,664	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	0.83%	(g)(i)	02/15/2038	17,952
4,955,470	Series 4248-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		09/15/2043	4,896,075
3,767,773	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		11/15/2046	3,716,411
1,800,737	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		10/25/2049	1,764,189
6,126,097	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		05/25/2050	5,969,145
	Federal National Mortgage Association
788,693	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	5.87%		11/01/2042	808,453
598,507	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 7.01% Cap)	6.25%		05/01/2045	615,108
2,000,000	Pool BS7662	4.90%		03/01/2028	1,991,498
4,684,503	Pool FS6084	6.00%		10/01/2053	4,722,475

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
145,013	Pool MA1200	3.00%		10/01/2032	136,352
4,372,475	Pool MA5086	5.00%		07/01/2043	4,298,340
4,256,939	Pool MA5112	5.00%		08/01/2043	4,184,771
1,936,041	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		03/25/2044	1,911,377
1,658,783	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		03/25/2046	1,627,875
6,176,628	Series 2017-82-FG (30 day avg SOFR US + 0.36%, 0.25% Floor, 6.50% Cap)	5.70%		11/25/2032	6,097,518
6,049,114	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(g)(i)	06/25/2049	568,534
4,787,929	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/25/2049	4,688,812
2,754,984	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	5.93%		09/25/2049	2,713,981
3,826,899	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		06/25/2050	3,749,656
20,904,859	Series 2020-M49-1A1	1.30%	(b)	11/25/2030	18,685,450
2,931,346	Series 2023-M4-A1	3.89%	(b)	09/25/2032	2,830,545
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	10.94%	(a)	05/25/2026	2,414,212
124,762,277	Series 2017-K67-X2B	0.10%	(a)(g)	09/25/2049	333,814
1,401,628	Series 2017-KF27-B (30 day avg SOFR US + 4.46%, 4.35% Floor)	9.79%	(a)	12/25/2026	1,394,286
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	8.69%	(a)	03/25/2027	2,442,876
845,940	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	7.59%	(a)	02/25/2025	837,235
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	7.74%	(a)	08/25/2029	825,247
	Government National Mortgage Association
4,809,211	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	5.75%		11/20/2045	4,699,622
1,918,216	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		09/20/2046	1,879,875
2,811,842	Series 2022-183-B	5.00%		04/20/2047	2,788,152
2,792,049	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	5.84%		02/20/2049	2,736,033
	Total US Government and Agency Mortgage Backed Obligations (Cost $106,720,621)				103,281,337
US GOVERNMENT AND AGENCY OBLIGATIONS - 24.9%
106,700,000	United States Treasury Note/Bond	0.25%		05/31/2025	102,033,297
57,550,000	United States Treasury Note/Bond	0.25%		06/30/2025	54,853,323
138,850,000	United States Treasury Note/Bond	0.38%		11/30/2025	130,277,640
151,450,000	United States Treasury Note/Bond	0.38%		12/31/2025	141,650,120
130,500,000	United States Treasury Note/Bond	0.38%		01/31/2026	121,637,724
136,700,000	United States Treasury Note/Bond	0.75%		03/31/2026	127,502,119
51,800,000	United States Treasury Note/Bond	0.75%		05/31/2026	48,044,500
80,400,000	United States Treasury Note/Bond	0.63%		07/31/2026	73,974,281
93,100,000	United States Treasury Note/Bond	0.88%		09/30/2026	85,697,459
61,350,000	United States Treasury Note/Bond	0.63%		03/31/2027	55,195,828
49,700,000	United States Treasury Note/Bond	0.50%		06/30/2027	44,168,934
	Total US Government and Agency Obligations (Cost $983,832,686)				985,035,225
COMMON STOCKS - 0.0%(j)
9,129	Flame Aggregator - Series R(f)(k)				54,957
907	Flame Aggregator - Series U(f)(k)				5,460
	Total Common Stocks (Cost $20,580)				60,417

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
SHORT TERM INVESTMENTS - 8.6%
72,098,251	First American Government Obligations Fund - U	5.26%	(l)		72,098,251
72,098,251	JPMorgan US Government Money Market Fund - IM	5.26%	(l)		72,098,251
72,098,251	MSILF Government Portfolio - Institutional	5.23%	(l)		72,098,251
42,600,000	United States Treasury Bill	0.00%		09/10/2024	42,160,551
80,000,000	United States Treasury Bill	0.00%		10/01/2024	78,935,866
	Total Short Term Investments (Cost $337,391,610)				337,391,170
	Total Investments - 95.3% (Cost $4,025,553,460)				3,768,034,081
	Other Assets in Excess of Liabilities - 4.7%				184,912,788
	NET ASSETS - 100.0%				$3,952,946,869

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.9%
Collateralized Loan Obligations	13.2%
Non-Agency Commercial Mortgage Backed Obligations	11.1%
Non-Agency Residential Collateralized Mortgage Obligations	10.8%
Short Term Investments	8.6%
Asset Backed Obligations	6.8%
US Corporate Bonds	6.1%
Foreign Corporate Bonds	5.5%
Bank Loans	5.1%
US Government and Agency Mortgage Backed Obligations	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Common Stocks	0.0%	(j)
Other Assets and Liabilities	4.7%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.9%
Collateralized Loan Obligations	13.2%
Non-Agency Commercial Mortgage Backed Obligations	11.1%
Non-Agency Residential Collateralized Mortgage Obligations	10.8%
Short Term Investments	8.6%
Asset Backed Obligations	6.8%
Banking	2.9%
US Government and Agency Mortgage Backed Obligations	2.6%
Utilities	1.7%
Healthcare	1.0%
Hotels/Motels/Inns and Casinos	1.0%
Energy	1.0%
Transportation	0.8%
Technology	0.7%
Mining	0.6%
Finance	0.6%
Automotive	0.6%
Electronics/Electric	0.5%
Media	0.5%
Chemicals/Plastics	0.4%
Pharmaceuticals	0.4%
Real Estate	0.4%
Industrial Equipment	0.4%
Containers and Glass Products	0.4%
Commercial Services	0.3%
Consumer Products	0.3%
Food Products	0.3%
Insurance	0.2%

Chemical Products	0.2%
Telecommunications	0.2%
Aerospace & Defense	0.2%
Retailers (other than Food/Drug)	0.2%
Building and Development (including Steel/Metals)	0.2%
Business Equipment and Services	0.2%
Beverage and Tobacco	0.2%
DIVERSIFIED REITS	0.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.2%
Food Service	0.1%
Construction	0.1%
Environmental Control	0.1%
Pulp & Paper	0.1%
Financial Intermediaries	0.1%
Diversified Manufacturing	0.0%	(j)
Financials	0.0%	(j)
Other Assets and Liabilities	4.7%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Value determined using significant unobservable inputs.
(g)	Interest only security
(h)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

Swap Agreements
Excess Return Swaps
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/17/2024	$85,000,000	$11,124,495	$ –	$11,124,495
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/05/2024	80,000,000	10,357,225	–	10,357,225
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/09/2024	75,000,000	9,833,134	–	9,833,134
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/14/2024	55,000,000	9,283,074	–	9,283,074
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	11/19/2024	75,000,000	8,962,502	–	8,962,502
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/07/2024	60,000,000	8,731,479	–	8,731,479
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	10/22/2024	72,000,000	8,625,398	–	8,625,398
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/30/2024	65,000,000	8,453,692	–	8,453,692
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2024	88,000,000	7,824,703	–	7,824,703
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/10/2024	100,000,000	7,651,484	–	7,651,484
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/16/2024	96,000,000	7,588,675	–	7,588,675
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/12/2024	100,000,000	7,478,246	–	7,478,246
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/02/2024	80,000,000	7,061,825	–	7,061,825
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	09/19/2024	88,000,000	6,811,179	–	6,811,179
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/18/2024	83,000,000	5,931,428	–	5,931,428
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	11/26/2024	65,000,000	5,744,360	–	5,744,360
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/14/2024	95,000,000	5,592,432	–	5,592,432
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/22/2024	65,000,000	5,441,941	–	5,441,941
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/08/2024	95,000,000	5,061,307	–	5,061,307
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	09/03/2024	55,000,000	4,991,664	–	4,991,664
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2024	77,000,000	4,881,681	–	4,881,681
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	07/24/2024	80,000,000	4,590,134	–	4,590,134

Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	07/30/2024	80,000,000	4,268,467	–	4,268,467
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/13/2024	85,000,000	3,903,601	–	3,903,601
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/28/2024	50,000,000	3,729,602	–	3,729,602
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	02/18/2025	85,000,000	3,297,223	–	3,297,223
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/07/2025	54,000,000	3,036,908	–	3,036,908
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/08/2025	100,000,000	2,953,336	–	2,953,336
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2025	66,000,000	2,618,943	–	2,618,943
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	03/04/2025	78,000,000	2,478,052	–	2,478,052
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/12/2025	86,000,000	2,369,494	–	2,369,494
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	02/25/2025	80,000,000	2,337,013	–	2,337,013
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/07/2025	60,000,000	2,312,436	–	2,312,436
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/09/2025	97,000,000	1,820,335	–	1,820,335
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	02/04/2025	47,000,000	1,654,397	–	1,654,397
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/29/2025	60,000,000	1,544,731	–	1,544,731
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/11/2025	75,000,000	1,213,894	–	1,213,894
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/05/2025	65,000,000	1,074,250	–	1,074,250
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/20/2025	65,000,000	849,192	–	849,192
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/29/2025	64,000,000	804,847	–	804,847
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/17/2025	60,000,000	689,790	–	689,790
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/14/2025	50,000,000	636,430	–	636,430
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/15/2025	86,000,000	580,406	–	580,406
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	06/24/2025	82,000,000	378,687	–	378,687

Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/11/2025	55,000,000	237,362	–	237,362
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/27/2025	84,000,000	15,225	–	15,225
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/08/2025	80,000,000	(437,154)	–	(437,154)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/25/2025	62,000,000	(442,556)	–	(442,556)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/08/2025	91,000,000	(484,600)	–	(484,600)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/01/2025	93,000,000	(552,153)	–	(552,153)
							$204,910,216	$ –	$204,910,216

(1)	Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2024, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$216,294,753
Total Level 1	216,294,753
Level 2
US Government and Agency Obligations	985,035,225
Collateralized Loan Obligations	523,535,409
Non-Agency Commercial Mortgage Backed Obligations	425,911,670
Non-Agency Residential Collateralized Mortgage Obligations	418,246,968
Asset Backed Obligations	267,473,247
US Corporate Bonds	243,042,017
Foreign Corporate Bonds	218,139,272
Bank Loans	200,477,125
Short Term Investments	121,096,417
US Government and Agency Mortgage Backed Obligations	103,281,337
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	21,915,829
Total Level 2	3,528,154,516
Level 3
Non-Agency Commercial Mortgage Backed Obligations	13,767,182

Non-Agency Residential Collateralized Mortgage Obligations	9,627,309
Foreign Corporate Bonds	86,492
Common Stocks	60,417
Collateralized Loan Obligations	43,412
Total Level 3	23,584,812
Total	$3,768,034,081
Other Financial Instruments
Level 2
Excess Return Swaps	$204,910,216
Total Level 2	204,910,216
Total	$204,910,216

See the Schedule of Investments for further disaggregation of investment categories.